Shareholder Report, Average Annual Return (Details)		10 Months Ended	12 Months Ended
		Oct. 31, 2025	Oct. 31, 2025
C000255733
Average Annual Return [Line Items]
Line Graph and Table Measure Name			LSV Disciplined Value ETF
Without Sales Load [Member] | C000255733
Average Annual Return [Line Items]
Average Annual Return, Percent		15.48%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]		S&P 500 Index (USD) (TR)
Average Annual Return, Percent		14.28%

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.